Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 724	$ 800
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	410	479
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	6	17
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	54	54
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	94	77
Seabras Sapura - Shareholder loans
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	132	132
SeaMex
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	$ 28	$ 41